Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares Class A	Ordinary shares Class C	Additional Paid-in Capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income	Non-controlling interest	Total
Balance (in Shares) at Dec. 31, 2022	47,419,109	4,708,415
Balance at Dec. 31, 2022	$ 131	$ 13	$ 515,182		$ (507,573)			$ 7,753
Issuance of ordinary shares in a registered direct offering	$ 15		1,849					1,864
Issuance of ordinary shares in a registered direct offering (in Shares)	5,000,000
Net income (loss)					(1,194)			(1,194)
Balance at Mar. 31, 2023	$ 146	$ 13	517,031		(508,767)			8,423
Balance (in Shares) at Mar. 31, 2023	52,419,109	4,708,415
Balance (in Shares) at Dec. 31, 2022	47,419,109	4,708,415
Balance at Dec. 31, 2022	$ 131	$ 13	515,182		(507,573)			7,753
Net income (loss)								(2,195)
Balance at Jun. 30, 2023	$ 146	$ 13	517,031		(509,768)			7,422
Balance (in Shares) at Jun. 30, 2023	52,419,109	4,708,415
Balance (in Shares) at Mar. 31, 2023	52,419,109	4,708,415
Balance at Mar. 31, 2023	$ 146	$ 13	517,031		(508,767)			8,423
Net income (loss)					(1,001)			(1,001)
Balance at Jun. 30, 2023	$ 146	$ 13	517,031		(509,768)			7,422
Balance (in Shares) at Jun. 30, 2023	52,419,109	4,708,415
Balance (in Shares) at Dec. 31, 2023	52,419,109	4,708,415
Balance at Dec. 31, 2023	$ 146	$ 13	517,031		(510,634)	(128)		6,428
Net income (loss)					93			93
Balance at Mar. 31, 2024	$ 146	$ 13	517,031		(510,541)	(128)		6,521
Balance (in Shares) at Mar. 31, 2024	52,419,109	4,708,415
Balance (in Shares) at Dec. 31, 2023	52,419,109	4,708,415
Balance at Dec. 31, 2023	$ 146	$ 13	517,031		(510,634)	(128)		6,428
Net income (loss)								216
Balance at Jun. 30, 2024	$ 146	$ 13	517,031		(510,418)	(128)		6,644
Balance (in Shares) at Jun. 30, 2024	52,419,109	4,708,415
Balance (in Shares) at Mar. 31, 2024	52,419,109	4,708,415
Balance at Mar. 31, 2024	$ 146	$ 13	517,031		(510,541)	(128)		6,521
Net income (loss)					123			123
Balance at Jun. 30, 2024	$ 146	$ 13	$ 517,031		$ (510,418)	$ (128)		$ 6,644
Balance (in Shares) at Jun. 30, 2024	52,419,109	4,708,415